Other Stock-related Information (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
STOCK COMPENSATION PLANS

	Securities
	to be	Weighted	Securities
	issued	average	available
	upon	exercise	for future
December 31, 2014 (Shares in thousands)	exercise	price	issuance

Approved by shareowners
Options	500,948	$20.92	(a)
RSUs	14,896	(b)	(a)
PSUs	1,000	(b)	(a)
Not approved by shareowners (Consultants’ Plan)
Options	338	25.32	(c)
RSUs	-	(b)	(c)
Total	517,182	$20.92	327,525

(a) In 2007, the Board of Directors approved the 2007 Long-Term Incentive Plan (the Plan), which replaced the 1990 Long-Term Incentive Plan. During 2012, an amendment was approved to increase the number of shares authorized for issuance under the Plan from 500 million shares to 925 million shares. No more than 230 million of the total number of authorized shares may be available for awards granted in any form provided under the Plan other than options or stock appreciation rights. Total shares available for future issuance under the Plan amounted to 299.3 million shares at December 31, 2014.

(b) Not applicable.

(c) Total shares available for future issuance under the Consultants’ Plan amount to 28.2 million shares.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
STOCK OPTIONS OUTSTANDING

	Outstanding			Exercisable
			Average		Average
	Shares	Average	exercise	Shares	exercise
Exercise price range	(In thousands)	life(a)	price	(In thousands)	price

Under $10.00	28,484	3.9	$9.57	28,484	$9.57
10.01-15.00	46,905	4.2	11.98	46,905	11.98
15.01-20.00	158,534	5.7	17.46	113,286	17.32
20.01-25.00	132,295	7.9	22.55	50,587	22.25
25.01-30.00	100,668	8.5	26.51	19,039	28.22
30.01-35.00	21,712	1.2	34.10	21,712	34.10
Over $35.00	12,688	2.4	38.67	12,688	38.57
Total	501,286	6.3	$20.92	292,701	$19.44

(a) Weighted average contractual life remaining in years.

Schedule Of Share Based Compensation Stock Options Activity [Table Text Block]
STOCK OPTION ACTIVITY

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Shares	exercise	contractual	value
	(In thousands)	price	term (In years)	(In millions)

Outstanding at January 1, 2014	473,611	$20.02
Granted	82,142	26.11
Exercised	(30,433)	14.42
Forfeited	(7,414)	21.89
Expired	(16,620)	32.40
Outstanding at December 31, 2014	501,286	$20.92	6.3	$2,668
Exercisable at December 31, 2014	292,701	$19.44	4.9	$2,124
Options expected to vest	189,186	$22.97	8.3	$496

Schedule Of Other Share Based Compensation Activity [Table Text Block]
OTHER STOCK-BASED COMPENSATION

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Shares	grant date	contractual	value
	(In thousands)	fair value	term (In years)	(In millions)

RSUs outstanding at January 1, 2014	13,572	$22.58
Granted	5,016	26.08
Vested	(3,305)	21.70
Forfeited	(387)	22.31
RSUs outstanding at December 31, 2014	14,896	$24.00	2.5	$376
RSUs expected to vest	13,667	$21.94	2.2	$345